Non-current assets held for sale - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 151	$ 1,242
Liabilities included in disposal groups classified as held for sale	62	321
Expected reclassification adjustments on exchange differences on translation before tax	850
gas & low carbon energy | Eni
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		511
Liabilities included in disposal groups classified as held for sale		$ 48
customers & products
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	151
Liabilities included in disposal groups classified as held for sale	$ 62
customers & products | bp-Husky Toledo refinery
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in joint venture		50.00%
customers & products | bp-Husky Toledo refinery | Cenovus Energy Inc.
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 731
Liabilities included in disposal groups classified as held for sale		$ 273